LOANS, Maturities of Finance Leases and Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 ARS ($)
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 2,199,572
Future financial charges on financial leases	(544,163)
Book value financial leases	1,655,409
As of 12/31/2018 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Book value financial leases	56,892
From 1/01/2019 to 12/31/2019 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	338,887
Book value financial leases	158,830
From 01/01/2020 to 12/31/2020 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	282,034
Book value financial leases	172,178
From 01/01/2021 to 12/31/2021 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	282,034
Book value financial leases	186,635
From 1/01/2022 to 12/31/2022 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	282,034
Book value financial leases	202,306
From 1/01/2023 onwards [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	1,014,583
Book value financial leases	$ 878,568